John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 97.7%		$1,985,517,543
(Cost $1,608,712,901)
Australia 1.3%		25,433,380
Commonwealth Bank of Australia	198,429	11,131,426
Macquarie Group, Ltd.	147,680	14,301,954
Canada 5.9%		119,934,209
BCE, Inc.	633,894	29,367,420
Fortis, Inc.	271,119	11,249,387
Nutrien, Ltd. (A)	353,803	16,950,702
Pembina Pipeline Corp. (A)	499,779	18,524,018
Rogers Communications, Inc., Class B	244,533	12,142,380
Royal Bank of Canada	174,070	13,773,588
TELUS Corp.	462,982	17,926,714
France 7.5%		151,958,317
AXA SA	1,329,728	37,573,296
Cie Generale des Etablissements Michelin SCA	144,142	17,738,067
Sanofi	222,141	22,309,156
SCOR SE	309,500	13,028,723
TOTAL SA	554,105	30,747,709
Unibail-Rodamco-Westfield	116,062	18,318,677
Vinci SA	109,924	12,242,689
Germany 6.0%		120,963,238
Allianz SE	149,107	36,535,521
BASF SE	268,316	20,214,114
Deutsche Post AG	553,481	21,045,756
Muenchener Rueckversicherungs-Gesellschaft AG	96,027	28,337,019
Siemens AG	113,566	14,830,828
Italy 3.6%		73,778,662
Assicurazioni Generali SpA	929,923	19,198,159
Snam SpA	5,718,498	30,066,859
Terna Rete Elettrica Nazionale SpA	3,665,347	24,513,644
Japan 1.9%		38,199,009
Takeda Pharmaceutical Company, Ltd.	616,000	24,364,169
Tokio Marine Holdings, Inc.	247,100	13,834,840
Netherlands 1.3%		26,866,216
Royal Dutch Shell PLC, ADR, Class A (A)	455,514	26,866,216
Norway 0.9%		18,254,129
Orkla ASA	1,800,065	18,254,129
South Korea 0.8%		17,113,945
Samsung Electronics Company, Ltd., GDR (B)	14,301	17,113,945
Switzerland 2.9%		58,461,849
Nestle SA	132,691	14,365,827
Novartis AG	266,617	25,245,859
Roche Holding AG	58,000	18,850,163
Taiwan 0.6%		12,253,813
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	210,909	12,253,813
United Kingdom 9.5%		194,009,677
AstraZeneca PLC, ADR (A)	342,904	17,097,193
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	3,670,949	$27,485,747
British American Tobacco PLC	512,922	21,800,399
British American Tobacco PLC, ADR	184,077	7,815,909
Coca-Cola European Partners PLC (New York Stock Exchange)	187,197	9,524,583
GlaxoSmithKline PLC	811,814	19,075,354
Imperial Brands PLC	887,317	21,952,636
Lloyds Banking Group PLC	24,955,118	20,673,500
Micro Focus International PLC	53,516	751,136
National Grid PLC	2,232,646	27,901,939
Unilever PLC	348,187	19,931,281
United States 55.5%		1,128,291,099
3M Company	64,271	11,338,690
AbbVie, Inc.	226,077	20,016,858
Altria Group, Inc.	551,595	27,530,106
Ameren Corp.	141,022	10,830,490
American Electric Power Company, Inc.	174,093	16,453,529
Amgen, Inc.	63,593	15,330,365
AT&T, Inc.	669,764	26,174,380
BlackRock, Inc.	21,839	10,978,465
Broadcom, Inc.	36,191	11,437,080
CenterPoint Energy, Inc.	568,749	15,509,785
Chevron Corp.	117,934	14,212,226
Cinemark Holdings, Inc. (A)	319,099	10,801,501
Cisco Systems, Inc.	402,342	19,296,322
Comcast Corp., Class A	258,718	11,634,548
Darden Restaurants, Inc.	90,478	9,863,007
Dominion Energy, Inc.	396,232	32,815,934
Dow, Inc. (A)	413,707	22,642,184
Duke Energy Corp.	343,820	31,359,822
Eaton Corp. PLC	214,372	20,305,316
Emerson Electric Company	232,749	17,749,439
Entergy Corp.	237,110	28,405,778
Enterprise Products Partners LP	822,486	23,161,206
Exxon Mobil Corp.	257,085	17,939,391
FirstEnergy Corp. (A)	619,000	30,083,400
Hanesbrands, Inc. (A)	723,831	10,748,890
IBM Corp.	171,741	23,020,164
Intel Corp.	260,790	15,608,282
Iron Mountain, Inc.	590,921	18,832,652
Johnson & Johnson	127,294	18,568,376
Kimberly-Clark Corp.	110,602	15,213,305
KLA Corp.	66,143	11,784,698
Las Vegas Sands Corp.	440,609	30,419,645
Lazard, Ltd., Class A	33,783	1,349,969
Leggett & Platt, Inc.	247,725	12,591,862
Lockheed Martin Corp.	36,191	14,092,052
LyondellBasell Industries NV, Class A	184,581	17,439,213
Magellan Midstream Partners LP (A)	247,725	15,574,471
McDonald's Corp.	59,279	11,714,123
Merck & Company, Inc.	298,892	27,184,227
MetLife, Inc.	408,715	20,832,204
Microsoft Corp.	96,472	15,213,634
Occidental Petroleum Corp.	314,492	12,960,215
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
People's United Financial, Inc. (A)	640,840	$10,830,196
PepsiCo, Inc.	110,080	15,044,634
Pfizer, Inc.	751,911	29,459,873
Philip Morris International, Inc.	318,023	27,060,577
Phillips 66	145,390	16,197,900
PPL Corp.	642,712	23,060,507
Simon Property Group, Inc.	82,020	12,217,699
Target Corp.	121,678	15,600,336
Texas Instruments, Inc.	168,478	21,614,043
The Coca-Cola Company	341,324	18,892,283
The Home Depot, Inc.	54,911	11,991,464
The PNC Financial Services Group, Inc.	70,045	11,181,283
The Procter & Gamble Company	112,817	14,090,843
Truist Financial Corp.	310,894	17,509,550
United Parcel Service, Inc., Class B	97,342	11,394,855
UnitedHealth Group, Inc.	51,791	15,225,518
Vail Resorts, Inc.	45,868	11,000,522
Verizon Communications, Inc.	550,361	33,792,165
Watsco, Inc.	71,759	12,927,384
WEC Energy Group, Inc.	117,934	10,877,053
Wells Fargo & Company	243,981	13,126,178
Welltower, Inc.	320,108	26,178,432

	Yield (%)	Shares	Value
Short-term investments 2.4%			$49,052,594
(Cost $49,052,338)
Short-term funds 2.4%			49,052,594
John Hancock Collateral Trust (C)	1.7338(D)	4,902,465	49,052,594

Total investments (Cost $1,657,765,239) 100.1%	$2,034,570,137
Other assets and liabilities, net (0.1%)	(2,459,442)
Total net assets 100.0%	$2,032,110,695

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $47,423,475.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-19.
The fund had the following sector composition as a percentage of net assets on 12-31-19:
Financials	14.5%
Utilities	14.4%
Health care	12.4%
Consumer staples	11.4%
Energy	8.6%
Industrials	8.1%
Information technology	7.3%
Communication services	7.0%
Consumer discretionary	6.5%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Materials	3.8%
Real estate	3.7%
Short-term investments and other	2.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2019, by major security category or type:
	Total value at 12-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$25,433,380	—	$25,433,380	—
Canada	119,934,209	$119,934,209	—	—
France	151,958,317	—	151,958,317	—
Germany	120,963,238	—	120,963,238	—
Italy	73,778,662	—	73,778,662	—
Japan	38,199,009	—	38,199,009	—
Netherlands	26,866,216	26,866,216	—	—
Norway	18,254,129	—	18,254,129	—
South Korea	17,113,945	—	17,113,945	—
Switzerland	58,461,849	—	58,461,849	—
Taiwan	12,253,813	12,253,813	—	—
United Kingdom	194,009,677	34,437,685	159,571,992	—
United States	1,128,291,099	1,128,291,099	—	—
Short-term investments	49,052,594	49,052,594	—	—
Total investments in securities	$2,034,570,137	$1,370,835,616	$663,734,521	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,902,465	$28,542,057	$699,867,615	$(679,348,384)	$(8,376)	$(318)	$429,185	—	$49,052,594
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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